INVENTORY	9 Months Ended
Sep. 30, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 – INVENTORY

During the three and nine months ended September 30, 2023 and the year ended December 31, 2022, the Company purchased inventories related to promotional merchandise intended to be sold online. As of September 30, 2023 and December 31, 2022, the inventory balance was $21,581 and $0, respectively.